Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 68,935	$ 136,533	$ 3,921	$ 492,521	$ 25,792	$ 727,702
UNITED STATES
Total	190	128,608	3,921		25,792	158,511
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		128,608	$ 3,921		$ 25,792	158,321
UNITED STATES | Internal Revenue Service [Member]
Total	190					190
MALAYSIA
Total	50,373	7,925		492,521		550,819
MALAYSIA | Inland Revenue Board of Malaysia [Member]
Total	50,373					50,373
MALAYSIA | Petroliam Nasional Berhad [Member]
Total		$ 7,925		$ 492,521		500,446
THAILAND
Total	18,372					18,372
THAILAND | The Revenue Department [Member]
Total	$ 18,372					$ 18,372